SUBORDINATED LIABILITIES (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of subordinated liabilities [text block] [Abstract]
Expected cash outflow on redemption or repurchase of puttable financial instruments	[1]	£ 818	£ 2,256

[1]	The repurchases and redemptions resulted in cash outflows of 818 million (2018: 2,256 million).